Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Plan term	10 years
Term extension approved by Board	10 years
Participant stock purchase period	3 months
Participant stock purchase price, percent of fair market value (as a percent)	85.00%
Stock purchase plan, shares reserved for issuance (in shares)	1,300,000
Stock purchase plan, eligibility disallowed, stock ownership (as a percent)	5.00%
Participant pre-tax contribution, minimum percentage (as a percent)	1.00%
Participant pre-tax contribution, maximum percentage (as a percent)	10.00%
Participant pre-tax contribution, incremental increase (as a percent)	1.00%
Participant pre-tax contribution, minimum	$ 5
Participant pre-tax contribution, maximum	$ 2,500
Stock purchase plan, period shares cannot be sold, transferred or reassigned	6 months
Stock purchase plan, shares purchased on behalf of participants (in shares)	84,026	90,168	87,093